36. INSURANCE COVERAGE (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Coverage Tables
Schedule of insurance coverage

The Company also follows the orientations provided by its advisors.

		12.31.17
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits	893.2
Carriage of goods	Coverage of goods in transit and in inventories	932.0
Civil responsability	Third party complaints	264.6